POST RETIREMENT BENEFIT PLAN - Other changes in benefit obligations recognized in other comprehensive income (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Net actuarial (gain) loss	$ 2,615	$ 2,950
Recognized net actuarial gain (loss)		205
Total recognized in other comprehensive income (before tax effects)	$ 2,615	$ 3,155